UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23141

Nuveen High Income December 2019 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHD
Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 130.1% (99.2% of Total Investments)
	CORPORATE BONDS – 123.5% (94.2% of Total Investments)
	Aerospace & Defense – 1.9%
$ 2,000	Bombardier Inc, 144A	4.750%	4/15/19	B	$2,036,260
3,000	Bombardier Inc, 144A	7.750%	3/15/20	B	3,195,000
5,000	Total Aerospace & Defense				5,231,260
	Airlines – 4.6%
1,580	Air Canada 2015-1C Pass-Through Trust, 144A	5.000%	3/15/20	BB	1,615,550
3,500	American Airlines Group Inc, 144A	5.500%	10/01/19	BB-	3,666,250
2,000	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	2,057,500
750	United Continental Holdings Inc	6.375%	6/01/18	BB-	768,375
3,825	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B-	4,025,812
750	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	675,000
12,405	Total Airlines				12,808,487
	Auto Components – 1.4%
3,455	American & Axle Manufacturing Inc	7.750%	11/15/19	BB-	3,787,544
	Automobiles – 2.5%
4,150	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB	4,320,565
522	Jaguar Land Rover Automotive PLC, 144A	4.250%	11/15/19	BB+	537,007
2,000	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,022,500
6,672	Total Automobiles				6,880,072
	Banks – 3.2%
3,500	CIT Group Inc.	5.375%	5/15/20	BB+	3,758,125
5,082	Popular Inc	7.000%	7/01/19	BB-	5,221,755
8,582	Total Banks				8,979,880
	Chemicals – 3.2%
4,650	CF Industries Inc	7.125%	5/01/20	BB+	5,161,500
1,000	Hexion Inc	6.625%	4/15/20	CCC+	895,000
2,698	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB-	2,778,940
8,348	Total Chemicals				8,835,440
	Commercial Services & Supplies – 2.6%
2,500	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB-	2,557,924
3,050	APX Group, Inc	6.375%	12/01/19	B1	3,118,625
1,500	International Lease Finance Corporation	6.250%	5/15/19	BBB-	1,594,174
7,050	Total Commercial Services & Supplies				7,270,723
	Construction & Engineering – 0.4%
1,000	HC2 Holdings, Inc, 144A	11.000%	12/01/19	B-	1,015,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Construction Materials – 1.3%
$ 3,500	Cemex SAB de CV, 144A	6.500%	12/10/19	BB	$ 3,640,000
	Consumer Finance – 4.4%
3,000	Ally Financial Inc	4.125%	3/30/20	BB+	3,090,000
3,180	Navient Corporation	8.000%	3/25/20	BB	3,505,950
3,700	OneMain Financial Holdings, Inc, 144A	6.750%	12/15/19	B1	3,838,750
1,725	Springleaf Finance Corporation	5.250%	12/15/19	B	1,795,725
11,605	Total Consumer Finance				12,230,425
	Containers & Packaging – 1.0%
2,700	Coveris Holdings SA, 144A	7.875%	11/01/19	B-	2,659,500
	Diversified Consumer Services – 0.7%
2,000	Regis Corporation, 144A	5.500%	12/02/19	N/R	2,022,500
	Diversified Financial Services – 4.4%
4,250	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB-	4,382,812
3,775	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	3,892,969
4,000	NewStar Financial, Inc	7.250%	5/01/20	BB-	4,120,000
12,025	Total Diversified Financial Services				12,395,781
	Diversified Telecommunication Services – 3.5%
5,350	CenturyLink Inc	5.625%	4/01/20	BB+	5,582,457
4,350	Frontier Communications Corporation	8.500%	4/15/20	B+	4,219,500
9,700	Total Diversified Telecommunication Services				9,801,957
	Electric Utilities – 1.3%
3,500	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	3,657,500
	Electronic Equipment, Instruments & Components – 2.3%
4,448	Anixter Inc	5.625%	5/01/19	BBB-	4,670,400
1,675	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB-	1,718,969
6,123	Total Electronic Equipment, Instruments & Components				6,389,369
	Energy Equipment & Services – 1.3%
1,000	Noble Drilling Corporation	7.500%	3/15/19	BB-	1,030,000
2,500	Resolute Energy Corporation	8.500%	5/01/20	B+	2,543,750
3,500	Total Energy Equipment & Services				3,573,750
	Equity Real Estate Investment Trust – 4.2%
2,840	CoreCivic, Inc	4.125%	4/01/20	Ba1	2,911,000
4,000	iStar Inc	5.000%	7/01/19	BB	4,052,500
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	3,078,750
1,750	Vereit Operating Partnership LP	3.000%	2/06/19	BBB-	1,765,509
11,590	Total Equity Real Estate Investment Trust				11,807,759
	Food Products – 2.5%
2,850	JBS USA LLC, 144A	8.250%	2/01/20	BB	2,878,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$ 4,000	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB-	$ 4,120,000
6,850	Total Food Products				6,998,500
	Health Care Equipment & Supplies – 2.3%
3,000	Tenet Healthcare Corporation	6.750%	2/01/20	B-	3,090,000
3,300	Tenet Healthcare Corporation	4.750%	6/01/20	BB-	3,399,000
6,300	Total Health Care Equipment & Supplies				6,489,000
	Health Care Providers & Services – 5.4%
2,500	Community Health Systems, Inc	8.000%	11/15/19	CCC+	2,434,375
3,000	HCA Inc	6.500%	2/15/20	BBB-	3,266,250
1,650	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,656,394
5,250	Kindred Healthcare Inc	8.000%	1/15/20	B-	5,156,497
2,500	Mallinckrodt International Finance SA, 144A	4.875%	4/15/20	BB-	2,487,500
14,900	Total Health Care Providers & Services				15,001,016
	Hotels, Restaurants & Leisure – 4.0%
2,700	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	2,851,875
4,000	MGM Resorts International Inc	5.250%	3/31/20	BB	4,235,000
4,000	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	4,200,000
10,700	Total Hotels, Restaurants & Leisure				11,286,875
	Household Durables – 9.0%
2,110	Beazer Homes USA, Inc.	5.750%	6/15/19	B-	2,215,500
2,350	KB Home	4.750%	5/15/19	BB-	2,417,563
2,144	KB Home	8.000%	3/15/20	BB-	2,411,528
1,000	Lennar Corporation	4.500%	11/15/19	BB+	1,032,500
3,500	MDC Holdings Inc	5.625%	2/01/20	BBB-	3,745,000
925	Meritage Homes Corporation	7.150%	4/15/20	BB	1,017,500
4,400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	4,433,000
3,000	Tri Pointe Holdings Inc	4.375%	6/15/19	BB-	3,063,750
4,560	William Lyon Homes Incorporated	5.750%	4/15/19	B-	4,617,000
23,989	Total Household Durables				24,953,341
	Household Products – 1.6%
4,390	HRG Group, Inc	7.875%	7/15/19	BB-	4,477,800
	Independent Power & Renewable Electricity Producers – 5.4%
4,364	Atlantica Yield PLC, 144A	7.000%	11/15/19	BB-	4,658,570
5,152	DPL, Inc	6.750%	10/01/19	Ba3	5,383,840
5,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	4,937,500
14,516	Total Independent Power & Renewable Electricity Producers				14,979,910
	Industrial Conglomerates – 1.4%
3,750	Icahn Enterprises Finance	4.875%	3/15/19	BB+	3,781,875
250	Techniplas, LLC, 144A	10.000%	5/01/20	B	175,000
4,000	Total Industrial Conglomerates				3,956,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance – 1.2%
$ 3,293	Genworth Financial Inc	6.515%	5/22/18	B	$ 3,309,465
	IT Services – 1.2%
3,275	Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	3,315,937
	Leisure Products – 1.0%
2,551	Hyatt Hotels Corporation, 144A	6.875%	8/15/19	BBB	2,758,915
	Machinery – 1.9%
1,750	Cleaver-Brooks Inc, 144A	8.750%	12/15/19	B	1,793,750
3,500	CNH Industrial Capital LLC	3.375%	7/15/19	BBB-	3,552,500
5,250	Total Machinery				5,346,250
	Media – 4.8%
1,850	Cablevision Systems Corporation	8.000%	4/15/20	B-	2,051,188
3,350	Clear Channel Worldwide	7.625%	3/15/20	B-	3,308,125
2,500	Cogeco Communications Inc, 144A	4.875%	5/01/20	BB+	2,550,000
1,500	CSC Holdings Inc	8.625%	2/15/19	B+	1,625,625
3,750	Dish DBS Corporation	5.125%	5/01/20	Ba3	3,931,687
12,950	Total Media				13,466,625
	Metals & Mining – 5.4%
3,730	Allegheny Technologies Inc	9.375%	6/01/19	B	4,075,025
3,485	Anglo American PLC, 144A	3.625%	5/14/20	BBB-	3,582,005
2,500	ArcelorMittal	5.125%	6/01/20	BB+	2,668,750
1,750	Freeport McMoRan, Inc	3.100%	3/15/20	BB+	1,753,500
2,750	United States Steel Corporation	7.375%	4/01/20	B	2,997,500
14,215	Total Metals & Mining				15,076,780
	Multiline Retail – 1.8%
1,117	J.C. Penney Company Inc	8.125%	10/01/19	B+	1,192,397
3,950	J.C. Penney Corporation Inc	5.650%	6/01/20	B+	3,880,875
5,067	Total Multiline Retail				5,073,272
	Oil, Gas & Consumable Fuels – 12.2%
470	Canadian Oil Sands Trust, 144A	7.750%	5/15/19	A-	507,226
2,750	Cenovus Energy Inc	5.700%	10/15/19	BBB	2,914,175
2,000	Ithaca Energy Inc, 144A	8.125%	7/01/19	CCC+	2,042,500
2,500	Marathon Oil Corporation	2.700%	6/01/20	BBB	2,499,503
3,495	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	3,495,000
2,125	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	B+	2,162,188
4,000	Petrobras International Finance Company	5.750%	1/20/20	BB	4,215,000
3,500	Southwestern Energy Company	5.800%	1/23/20	BB	3,745,000
3,000	Targa Resources Inc	4.125%	11/15/19	BB-	3,030,000
1,250	Teekay Corporation	8.500%	1/15/20	B+	1,268,750
2,000	Tesoro Logistics LP Finance Corporation	5.500%	10/15/19	BBB-	2,105,000
2,750	Whiting Petroleum Corporation	5.000%	3/15/19	BB-	2,750,825

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$ 3,000	Williams Partners LP	5.250%	3/15/20	BBB	$ 3,219,501
32,840	Total Oil, Gas & Consumable Fuels				33,954,668
	Paper & Forest Products – 0.8%
2,150	Tembec Industries, Inc, 144A	9.000%	12/15/19	B2	2,211,813
	Pharmaceuticals – 2.3%
3,000	Shire Acquisitions Investments Ireland Designated Activity Company	1.900%	9/23/19	BBB-	2,993,708
3,500	VRX Escrow Corp, 144A	5.375%	3/15/20	B-	3,495,625
6,500	Total Pharmaceuticals				6,489,333
	Real Estate Management & Development – 0.9%
2,500	Yuzhou Properties Co Limited, Reg S	9.000%	12/08/19	BB-	2,632,035
	Specialty Retail – 2.2%
3,350	GameStop Corporation, 144A	5.500%	10/01/19	Ba1	3,425,375
2,500	Limited Brands Inc	7.000%	5/01/20	BB+	2,750,000
5,850	Total Specialty Retail				6,175,375
	Technology Hardware, Storage & Peripherals – 5.3%
3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB-	3,057,390
8,000	EMC Corporation	2.650%	6/01/20	Ba2	7,917,420
3,750	Seagate HDD Cayman	3.750%	11/15/18	Baa3	3,815,588
14,750	Total Technology Hardware, Storage & Peripherals				14,790,398
	Thrifts & Mortgage Finance – 1.1%
3,000	Radian Group Inc	5.500%	6/01/19	BB+	3,150,000
	Trading Companies & Distributors – 1.1%
100	Aircastle Limited	6.250%	12/01/19	BB+	107,875
2,860	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,895,750
2,960	Total Trading Companies & Distributors				3,003,625
	Wireless Telecommunication Services – 4.5%
2,650	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,733,926
2,500	Sprint Capital Corporation	6.900%	5/01/19	B+	2,665,625
3,205	Sprint Communications Inc, 144A	7.000%	3/01/20	BB	3,501,462
3,438	Wind Acquisition Finance SA, 144A	6.500%	4/30/20	BB	3,558,743
11,793	Total Wireless Telecommunication Services				12,459,756
$ 333,344	Total Corporate Bonds (cost $337,218,208)				344,344,511

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.6% (2.7% of Total Investments)
	Capital Markets – 1.3%
$ 3,500	Prosepect Capital Corporation	4.750%	4/15/20	BBB-	$ 3,530,625
	Electrical Equipment – 0.8%
2,490	SolarCity Corporation	1.625%	11/01/19	N/R	2,353,050
	Independent Power & Renewable Electricity Producers – 1.1%
3,000	NRG Yield Inc, 144A	3.250%	6/01/20	N/R	2,994,375
	Machinery – 0.4%
1,000	Navistar International Corporation	4.750%	4/15/19	CCC	1,096,250
$ 9,990	Total Convertible Bonds (cost $9,604,776)				9,974,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.0% (2.3% of Total Investments)
	Argentina – 1.2%
$ 3,000	Republic of Argentina	6.250%	4/22/19	B	$ 3,157,500
	Egypt – 0.9%
2,500	Arab Republic of Egypt, 144A	5.750%	4/29/20	B	2,588,500
	Sri Lanka – 0.9%
1,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	1,031,316
1,500	Republic of Sri Lanka, 144A	5.125%	4/11/19	B+	1,534,009
2,500	Total Sri Lanka				2,565,325
$ 8,000	Total Sovereign Debt (cost $8,215,236)				8,311,325
	Total Long-Term Investments (cost $355,038,220)				362,630,136

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.1% (0.8% of Total Investments)
	REPURCHASE AGREEMENTS – 1.1% (0.8% of Total Investments)
$ 3,039	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $3,038,588, collateralized by $3,105,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $3,099,625	0.120%	10/02/17	$ 3,038,558
	Total Short-Term Investments (cost $3,038,558)			3,038,558
	Total Investments (cost $358,076,778) – 131.2%			365,668,694
	Borrowings – (32.3)% (3), (4)			(90,000,000)
	Other Assets Less Liabilities – 1.1%			3,015,432
	Net Assets – 100%			$ 278,684,126
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$344,344,511	$ —	$344,344,511
Convertible Bonds	—	9,974,300	—	9,974,300
Sovereign Debt	—	8,311,325	—	8,311,325
Short-Term Investments:
Repurchase Agreements	—	3,038,558	—	3,038,558
Total	$ —	$365,668,694	$ —	$365,668,694
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$358,078,420
Gross unrealized:
Appreciation	$ 8,389,255
Depreciation	(798,981)
Net unrealized appreciation (depreciation) of investments	$ 7,590,274
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 24.6%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2019 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017